+TYPE       13F-HR
PERIOD     12/31/12
FILER
      CIK    0001278235
      CCC    fmd$iqt4
FILER
SROS      NONE
SUBMISSION-CONTACT
      NAME          GABE OLIVERI
      PHONE         212-372-2510
NOTIFY-INTERNET     goliveri@jetcap.com
DOCUMENT
                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          Washington,  D. C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment          [   ];   Amendment Number:
This Amendment (Check only one.):[   ]  is a new restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		      Jet Capital Investors, L.P.
Address:              667 Madison Avenue, 9th Floor
		      New York,  NY 10021

13F File Number:      28-11127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			     Matthew Mark
Phone:			     212-372-2500
Signature,    Place,  and   Date of Signing:

Matthew Mark,  New York, NY, February 14, 2013

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT.
[   ]		13F NOTICE.
[   ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		37

Form 13F Information Table Value Total:	     $642,268
                                            (thousands)

List of Other Included Managers:

NONE

       Form 13F Information Table
                                                          Value     Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt  Prn Call Dscretn Managers    Sole     Shared   None
ADVANCE AUTO PARTS INC         COM              00751Y106    12416    171611 SH       Defined           171611
AMERICAN RLTY CAP TR INC       COM              02917L101    65033   5635459 SH       Defined          5635459
AMERISTAR CASINOS INC          COM              03070q101    10496    400000 SH       Defined           400000
BLACK HILLS CORP               COM              92113109      9994    275000 SH       Defined           275000
BP PLC                         SPONSORED ADR    055622104    32289    775421 SH       Defined           775421
BROOKDALE SR LIVING INC        COM              112463104    11776    465097 SH       Defined           465097
CALPINE CORP                   COM NEW          131347304    12522    690689 SH       Defined           690689
CHEMTURA CORP                  COM NEW          163893209     5953    280000 SH       Defined           280000
CHENIERE ENERGY PARTNERS LP    COM NEW          16411r208    20076   1068987 SH       Defined          1068987
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     1064     29994 SH       Defined            29994
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100     8729    191929 SH       Defined           191929
GENERAL GROWTH PPPTYS INC NEW  COM              370023103    70184   3535738 SH       Defined          3535738
GEO GROUP INC                  COM              36159R103    26520    940418 SH       Defined           940418
HARVEST NATURAL RESOURCES IN   COM              41754V103    32953   3633212 SH       Defined          3633212
INVESTMENT TECHNOLOGY GRP NE   COM              46145f105     5248    583137 SH       Defined           583137
IRON MTN INC                   COM              462846106    21735    700000 SH       Defined           700000
LEUCADIA NATL CORP             COM              527288104    26012   1093408 SH       Defined          1093408
LIBERTY INTERACTIVE CORP       LBT VENT COM A   53071M880    47552    701766 SH       Defined           701766
MIPS TECHNOLOGIES, INC         COM              604567107    19394   2486425 SH       Defined          2486425
NRG ENERGY INC                 COM NEW          629377508    21288    925953 SH       Defined           925953
PARKERVISION INC               COM              701354102      847    417026 SH       Defined           417026
PHARMATHENE INC                COM              71714G102      768    685945 SH       Defined           685945
SANOFI                         RIGHT 12/31/2020 80105n113     3988   2346080 SH       Defined          2346080
SIGA TECHNOLOGIES INC          COM              826917106     6347   2422393 SH       Defined          2422393
SUNCOKE ENERGY INC             COM              86722A103    39348   2523923 SH       Defined          2523923
VERISIGN INC                   COM              92343e102     5179    133400 SH       Defined           133400
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     4534    376549 SH       Defined           376549
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119     3083   3464385 SH  CALL Defined          3464385
AMERICAN RLTY CAP TR INC       COM              02917L101       87      7600 SH  CALL Defined             7600
BROOKDALE SR LIVING INC        COM              112463104     7378    291400 SH  CALL Defined           294100
BP PLC                         SPONSORED ADR    055622104    20229    485800 SH  CALL Defined           485800
GENERAL GROWTH PPPTYS INC NEW  COM              370023103    14121    711400 SH  CALL Defined           711400
SANOFI                         RIGHT 12/31/2020 80105n113       28     16500 SH  CALL Defined            16500
VALE S A                       ADR              91912E105     4077    194500 SH  CALL Defined           194500
BEST BUY INC                   COM              086516101     4374    369100 SH  PUT  Defined           369100
ISHARES TR                     RUSSELL 2000     464287655    61469    729000 SH  PUT  Defined           729000
VERISIGN INC                   COM              92343e102     5179    133400 SH  PUT  Defined           133400